Lease Prepayments - Summary of Movement of Lease Prepayments (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure Of Lease Prepayments [Abstract]
Beginning of the year	¥ 9,436		¥ 9,148
Addition	186		603
Amortization	(309)		(315)
End of the year	¥ 9,313	$ 1,431	¥ 9,436